FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Warrants outstanding (in shares)				29,533,182
Change in fair value of derivative liabilities				$ (3.8)	$ (23.6)	$ 10.3
Number of shares called by each warrant (in shares)				1
Exercise price of warrants (in dollars per share)				$ 11.50
Class A Ordinary Shares
Derivative [Line Items]
Issued (in shares)		14,000,000
Consideration received	$ 2.0	$ 68.0	$ 70.0
Burwell and Zeno | Class A Ordinary Shares
Derivative [Line Items]
Issued (in shares)				16,000,000
Beauty Ventures LLC | Class A Ordinary Shares
Derivative [Line Items]
Issued (in shares)				17,300,000
Consideration received				$ 173.0
Public Warrants
Derivative [Line Items]
Issued (in shares)				11,499,950
Warrant exercise period				30 days
Warrant redemption period				30 days
Warrant redemption, number of trading days at or above trigger price				20 days
Warrant redemption, trading period				30 days
Warrant redemption, period between end of trading and notice of redemption				3 days
Warrant redemption, stock price trigger (in dollars per share)				$ 18.00
Public Warrants | Share-Based Payment Arrangement, Tranche One
Derivative [Line Items]
Warrant redemption price (in dollars per share)				0.01
Warrant redemption, stock price trigger (in dollars per share)				18.00
Public Warrants | Share-Based Payment Arrangement, Tranche Two
Derivative [Line Items]
Warrant redemption price (in dollars per share)				0.01
Warrant redemption, stock price trigger (in dollars per share)				$ 10.00
Private Sponsor Warrants
Derivative [Line Items]
Issued (in shares)				5,933,333
Sponsor Warrants
Derivative [Line Items]
Issued (in shares)				1,000,000
Consideration received				$ 1.5
Sponsor Warrants | Burwell and Zeno
Derivative [Line Items]
Issued (in shares)				5,333,333
Sponsor Warrants | Beauty Ventures LLC
Derivative [Line Items]
Issued (in shares)				5,766,666